Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration and Risks [Abstract]
Summary of Concentration and Risks

	As of December 31,
	2024	2025
Customer A	16%	20%

No single customer represented greater than 10% of the total net revenues for the year ended December 31, 2024. There was one customer which individually represented greater than 10% of the total net revenues for the years ended December 31, 2023 and 2025, respectively as follows:

	For the year ended December 31,
	2023	2024	2025
Customer B	11%	*	*
Customer C	*	*	16%

There was one instructor, through whom the Group’s net learning services revenue earned was more than 10% of the Group’s net learning services revenue for the years ended December 31, 2023, 2024 and 2025, respectively.

	For the year ended December 31,
	2023	2024	2025
Instructor A	17%	14%	*
Instructor B	*	*	15%

* The percentage was below 10% for the year.